FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Exposure in result	R$ (263,437)	R$ (1,001,328)
Exposure of assets and liabilities in foreign currencies	(3,985,367)	(9,456,299)
Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	3,691,668	2,064,631
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Exposure in result	6,013,713	6,377,104
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	(1,484,810)	(1,221,354)
Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Exposure in result	(12,241,309)	(16,726,412)
Other Assets And Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	35,371	49,732
Hedge [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	R$ 3,721,930	R$ 8,454,971